Debt - Principal Payments Due for Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
2013	$ 11,185
2014	266
2015	283
2016	225,299
2017	320
Thereafter	662,780
Total	$ 900,133